Failed sale leaseback arrangements	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Failed sale leaseback arrangements
Note 12 — Failed sale leaseback arrangements
The Company has entered into several sale and leaseback arrangements in connection with building improvements and equipment at various of its cultivation and processing sites. Several of these transactions were accounted for as failed sale and leaseback arrangements, as the Company retained control of the assets for the majority of their remaining useful lives.
As of December 31, 2025 and 2024, the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Balance Sheets as follows:

	As of
	December 31, 2025	December 31, 2024
Property, plant and equipment, net:
Financed property and equipment, net of accumulated depreciation of $76.1 million and $59.1 million, respectively	$124,708	$143,923

Financial obligations:
Financial obligation - current	7,238	7,208
Financial obligation - net of current	202,901	201,687
Total financial obligations	$210,139	$208,895
For the years ended December 31, 2025 and 2024, the expenses incurred by the Company related to its failed sale and leaseback arrangements were recognized on the Consolidated Statements of Operations as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Other income (expense):
Interest on financial obligations	$26,450	$23,726

Operating expenses:
Depreciation on financed property, plant and equipment	12,953	17,143
Total expense associated with failed sale and leaseback arrangements	$39,403	$40,869
For the years ended December 31, 2025 and 2024, cash flows associated with the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Statements of Cash Flows as follows:

	Years Ended
	December 31, 2025	December 31, 2024
Cash flows from operating activities:
Operating cash flows from failed sale and leaseback arrangements	$(26,450)	$(23,726)

Cash flows from financing activities:
Financing cash flows from failed sale and leaseback financial obligations	(5,843)	(5,777)
Net cash flows from failed sale and leaseback arrangements	$(32,293)	$(29,503)
As of December 31, 2025, maturities of the Company’s financial obligations associated with its failed sale and leaseback arrangements were as follows:

Fiscal Year	Financial Obligations
2026	$33,139
2027	31,006
2028	31,841
2029	30,497
2030	29,459
2031 and thereafter	327,183
Total undiscounted remaining minimum lease payments	483,125
Less: imputed interest	(272,986)
Total discounted remaining minimum lease payments	$210,139
Asset specific impairment
During the year ended December 31, 2025 and 2024, the Company recognized an impairment loss of $0.9 million and $18.9 million, respectively, to reduce the carrying value of certain cultivation assets assigned to failed sale and leaseback arrangements. See Note 10 — Property, plant and equipment, net for further details.